Exhibit 99.1-1

Schedule 1 - Total Exception Summary

Category	Tested Securitization Population	# of Exceptions in Sample Population	Missing Documents	Total Exceptions	% of Sample HECM Population with Exceptions
Data Integrity - MIP Rate	291	0	1	1	0.344%
Data Integrity - Current UPB	291	8	1	9	3.093%
Data Integrity - Current Interest Rate	291	1	0	1	0.344%
Data Integrity - Loan Status	291	0	0	0	0.000%
Data Integrity - Borrower 1 First Name	291	0	0	0	0.000%
Data Integrity - Borrower 1 Last Name	291	0	0	0	0.000%
Data Integrity - Borrower 1 DOB	291	5	2	7	2.405%
Data Integrity - Borrower 2 First Name	131	0	0	0	0.000%
Data Integrity - Borrower 2 Last Name	131	0	0	0	0.000%
Data Integrity - Borrower 2 DOB	131	6	2	8	6.107%
Data Integrity - Current Life Expectancy Set-Aside (LESA)	291	0	0	0	0.000%
Data Integrity - Property City	291	0	0	0	0.000%
Data Integrity - Property State	291	0	0	0	0.000%
Data Integrity - Property Zip	291	0	0	0	0.000%
Data Integrity - Number of Units	291	6	224	230	79.038%
Data Integrity - Property Type	291	0	1	1	0.344%
Data Integrity - Maximum Claim Amount	291	2	0	2	0.687%
Data Integrity - Original Note Rate	291	0	2	2	0.687%
Data Integrity - Margin (for adjustable rate loans)	116	0	0	0	0.000%
Data Integrity - Index (for adjustable rate loans)	116	1	0	1	0.862%
Data Integrity - Debenture Interest Rate	291	5	0	5	1.718%
Data Integrity - Closing Date	291	0	0	0	0.000%
Data Integrity - FHA Case Number	291	0	0	0	0.000%
FHA Insurance	1077	0	0	0	0.000%
Borrower's Age	291	0	3	3	1.031%
Document Inventory	291	13	64	77	26.460%
Lien Alert Order	646	0	0	0	0.000%
Tax and Title	431	0	0	0	0.000%